SEGMENT INFORMATION - Capital Expenditures (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Capital Expenditures By Segment [Line Items]
Total capital expenditures	$ 283,998	$ 785,634	$ 119,660
Mocha Clubs [Member]
Schedule Of Capital Expenditures By Segment [Line Items]
Total capital expenditures	5,951	23,558	13,140
Altira Macau [Member]
Schedule Of Capital Expenditures By Segment [Line Items]
Total capital expenditures	7,105	6,662	7,784
City of Dreams [Member]
Schedule Of Capital Expenditures By Segment [Line Items]
Total capital expenditures	99,416	39,774	94,279
Studio City [Member]
Schedule Of Capital Expenditures By Segment [Line Items]
Total capital expenditures	115,385	713,253
Corporate and Others [Member]
Schedule Of Capital Expenditures By Segment [Line Items]
Total capital expenditures	$ 56,141	$ 2,387	$ 4,457